Subsequent Events - Additional Information (Detail) $ in Millions	Jan. 29, 2024 USD ($)
Frazier Life Sciences of Eyconis, Inc. [member] | Events After Reporting Period [member]
Disclosure of non-adjusting events after reporting period [line items]
Commitment from investors	$ 150